RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Fair value (gains) losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value losses (gains) on financial instruments
Fair value (gains) losses on financial instruments, net	$ (11,383)	$ 1,214
Foreign exchange collar contracts
Fair value losses (gains) on financial instruments
Fair value (gains) losses on financial instruments, net	2,426	2,627
Interest rate swap contract
Fair value losses (gains) on financial instruments
Fair value (gains) losses on financial instruments, net	$ (13,809)	$ (1,413)